CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (Unaudited) - USD ($) $ in Thousands	3 Months Ended				12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016		Dec. 31, 2015	Dec. 31, 2016	Sep. 30, 2015
Condensed Consolidated Statements Of Operations
Revenue from Services					$ 588
OPERATING EXPENSES -
General and administrative expenses	$ (1,194)	$ (2,082)		$ (1,106)	(7,516)	$ (5,317)
Other income		102
OPERATING LOSS	(1,194)	(1,980)		(1,106)	(6,928)	(5,317)
Financial Expense (Income), net	940	41		(75)	1,728	2,145
LOSS FROM EXTINGUISHMENT OF DEBENTURE	615
Loss (gain) from Change in Fair Value of Warrants Liability	(337)	1,190		219	(1,390)
NET LOSS BEFORE INCOME TAXES AND EQUITY EARNINGS (LOSSES)	(2,412)	(3,211)		(1,250)	(7,266)	(7,462)
Income Taxes					(52)
Equity Earnings in Unconsolidated Affiliates	367				5,961
Equity Losses in Non-Consolidated Subsidiaries	64	(670)		(38)	(444)
NET LOSS	$ (1,981)	$ (3,881)		$ (1,288)	$ (1,801)	$ (7,462)
Net loss per common share - basic and diluted ( in dollars per share)	$ (0.91)	$ (2.59)		$ (.95)	$ (.99)	$ (11.39)
Weighted average number of common shares outstanding during the period - basic and diluted (in shares)	2,165,433	1,497,375	[1]	1,361,628	1,814,668	654,859

[1]	Retrospectively adjusted to reflect the 130 - for - 1 reverse stock split